Related party transactions - Schedule of Balances with Related Parties (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Non-current assets	€ 1,890,133	€ 1,644,495
Total current assets	1,198,742	1,190,213
Non-current liabilities	1,161,540	985,235
Current liabilities	816,428	750,392
Zegna Group
Disclosure of transactions between related parties [line items]
Non-current assets	1,890,133	1,644,495
Total current assets	1,198,742	1,190,213
Non-current liabilities	1,161,540	985,235
Current liabilities	816,428	750,392
Total for all related parties
Disclosure of transactions between related parties [line items]
Non-current assets	74,950	72,498
Total current assets	15,571	11,108
Non-current liabilities	63,163	61,350
Current liabilities	17,429	20,387
Associates
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	34	91
Non-current liabilities	0	0
Current liabilities	2,217	617
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	34	91
Non-current liabilities	0	0
Current liabilities	2,217	617
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Non-current assets	31,503	34,723
Total current assets	3	619
Non-current liabilities	25,420	28,577
Current liabilities	7,035	7,036
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Non-current assets	33,641	35,830
Total current assets	0	0
Non-current liabilities	28,492	32,106
Current liabilities	5,628	5,410
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	3
Non-current liabilities	0	0
Current liabilities	0	2,508
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	57	96
Non-current liabilities	0	0
Current liabilities	4	132
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Disclosure of transactions between related parties [line items]
Non-current assets	307	329
Total current assets	104	114
Non-current liabilities	0	0
Current liabilities	1,578	1,441
UBS Group AG
Disclosure of transactions between related parties [line items]
Non-current assets	9,499	1,616
Total current assets	15,373	10,185
Non-current liabilities	9,251	667
Current liabilities	888	2,489
Other
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	€ 79	€ 754